Share-based Compensation - Option Activity (Details) $ / shares in Units, shares in Thousands	6 Months Ended
Sep. 30, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	7,141
Exercised (in shares) | shares	0
Forfeited (in shares) | shares	(11)
Ending balance (in shares) | shares	7,130
Options vested and expected to vest (in shares) | shares	7,130
Options vested and exercisable (in shares) | shares	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning of period (USD per share) | $ / shares	$ 0
Granted (USD per share) | $ / shares	16.04
Exercised (USD per share) | $ / shares	0
Forfeited (USD per share) | $ / shares	16.87
Weighted average exercise price, end of period (USD per share) | $ / shares	16.04
Vested and expected to vest, weighted average exercise price (USD per share) | $ / shares	16.04
Vested and exercisable, weighted average exercise price (USD per share) | $ / shares	$ 0
Weighted average remaining contractual term, options outstanding	9 years 9 months 18 days
Weighted average remaining contractual term, options vested and expected to vest	9 years 9 months 18 days
Weighted average remaining contractual term, options vested and exercisable	0 years
Aggregate intrinsic value, options outstanding | $	$ 18,902,000
Aggregate intrinsic value, options vested and expected to vest | $	18,902,000
Aggregate intrinsic value, options vested and exercisable | $	$ 0